UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21404

ING Clarion Real Estate Income Fund

(Exact name of registrant as specified in charter)

259 N. Radnor-Chester Road, Radnor, PA 19087

(Address of principal executive offices)	(Zip code)

T. Ritson Ferguson, President and Chief Executive Officer

ING Clarion Real Estate Income Fund

259 N. Radnor-Chester Road

Radnor, PA 19087

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-711-4CRA

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

     Attached hereto.

ING Clarion Real Estate Income Fund
Portfolio of Investments / September 30, 2004 (unaudited)

		Market
Shares		Value
	Common Stock—108.9%
	Real Estate Investment Trusts (“REIT”)—108.9%
	Apartments—13.4%
403,800	Amli Residential Properties Trust	$12,336,090
350,600	Gables Residential Trust	11,972,990
194,900	Mid-America Apartment Communities, Inc.	7,591,355

		31,900,435

	Diversified—15.5%
182,800	Colonial Properties Trust	7,352,216
190,900	iStar Financial, Inc.	7,870,807
248,900	Liberty Property Trust	9,916,176
245,100	Newcastle Investment Corp.	7,524,570
246,600	U.S. Restaurant Properties, Inc.	4,165,074

		36,828,843

	Health Care—13.8%
570,000	Health Care REIT, Inc.	20,064,000
614,700	Nationwide Health Properties, Inc.	12,755,025

		32,819,025

	Hotels—3.0%
165,800	Hospitality Properties Trust	7,044,842

	Office Property—37.7%
506,500	Arden Realty, Inc.	16,501,770
245,000	Brandywine Realty Trust	6,977,600
232,500	CRT Properties, Inc.	4,987,125
371,500	Equity Office Properties Trust	10,123,375
270,100	Highwoods Properties, Inc.	6,647,161
172,900	Mack-Cali Realty Corp.	7,659,470
704,500	Maguire Properties, Inc.	17,126,395
543,700	Prentiss Properties Trust	19,573,200

		89,596,096

	Regional Malls—3.8%
234,553	Pennsylvania Real Estate Investment Trust	9,067,819

	Shopping Centers—14.3%
260,100	Commercial Net Lease Realty	4,739,022
531,700	Heritage Property Investment Trust	15,509,689
547,600	New Plan Excel Realty Trust	13,690,000

		33,938,711

	Storage—1.5%
92,600	Sovran Self Storage, Inc.	3,628,068

	Warehouse & Industrial—5.9%
136,429	Eastgroup Properties, Inc.	4,529,443
260,700	First Industrial Realty Trust, Inc.	9,619,830

		14,149,273

	Total Common Stock
	(cost $232,016,837)	258,973,112

See previously submitted Notes to Financial Statements for the semi-annual period ending June 30, 2004.

ING Clarion Real Estate Income Fund
Portfolio of Investments (continued)

		Market
Shares		Value
	Preferred Stock—19.8%
	Real Estate Investment Trusts (“REIT”)—19.8%
	Apartments—1.6%
70,000	Apartment Investment & Management Co.	$1,866,900
80,000	Apartment Investment & Management Co., Series V	1,972,504

		3,839,404

	Diversified—1.6%
150,000	iStar Financial, Inc., Series F	3,825,000

	Health Care—1.5%
35,000	Nationwide Health Properties, Inc.	3,578,750

	Hotels—3.3%
130,000	Innkeepers USA Trust, Series C	3,289,000
170,000	Lasalle Hotel Properties, Series B	4,420,000

		7,709,000

	Manufactured Homes—1.6%
150,000	Affordable Residential Communities, Series A	3,826,500

	Office Property—1.4%
50,000	Maguire Properties, Inc., Series A	1,245,000
80,000	SL Green Realty Corp., Series C	2,050,400

		3,295,400

	Regional Malls—6.1%
51,000	CBL & Associates Properties, Inc., Series C	1,336,710
20,000	Glimcher Realty Trust, Series F	529,800
85,000	Glimcher Realty Trust, Series G	2,163,250
385,000	The Mills Corp.	10,395,000

		14,424,760

	Shopping Centers—2.7%
59,600	Federal Realty Investment Trust	1,612,776
82,200	Pennsylvania Real Estate Investment Trust	4,890,900

		6,503,676

	Total Preferred Stock
	(cost $45,513,032)	47,002,490

See previously submitted Notes to Financial Statements for the semi-annual period ending June 30, 2004.

ING Clarion Real Estate Income Fund
Portfolio of Investments (continued)

Principal		Market
Amount		Value
	Mortgage-Related Securities—11.3%
	Chase Commercial Mortgage Securities Corp.
$1,000,000	Series 1997-1, Class F
	7.37%, 6/19/29 (a)	$1,061,862
	Commercial Mortgage Acceptance Corp.,
2,500,000	Series 1998-C2, Class G
	5.44%, 9/15/30 (a)	1,971,675
	CS First Boston Mortgage Securities Corp.
2,000,000	Series 2002-CP3, Class J
	6.00%, 7/15/35 (a)	1,732,740
3,500,000	Series 2002-CP3, Class K
	6.00%, 7/15/35 (a)	2,693,215
2,000,000	Series 2003-C5, Class K
	5.23%, 11/01/34 (a)	1,560,900
2,000,000	Series 2003-C5, Class L
	5.23%, 11/01/34 (a)	1,368,740
	J.P. Morgan Chase Commercial Mortgage Securities,
3,250,000	Series 2002-C3, Class J
	5.06%, 7/12/35 (a)	2,938,606
	LB-UBS Commercial Mortgage Trust
54,129,410	Series 2002-C2, Class XCL
	2.98%, 7/15/35 (a)(b)	2,030,389
57,444,349	Series 2002-C4, Class XCL
	2.94%, 10/15/35 (a)(b)	2,708,811
	Wachovia Bank Commercial Mortgage Trust
3,668,000	Series 2003-C4, Class L
	4.93%, 4/15/35 (a)	2,549,077
4,000,000	Series 2003-C7, Class L
	5.44%, 10/15/35 (a)	2,624,240
3,800,000	Series 2003-C8, Class K
	5.03%, 11/15/35 (a)	3,022,786
78,670,000	Series 2004-C12, Class IO
	2.64%, 7/15/41 (a)(b)	492,474

	Total Mortgage-Related Securities
	(cost $26,245,075)	26,755,515

	Corporate Bonds—4.5%
	Building - Residential/Commercial—1.6%
1,750,000	K. Hovnanian Enterprises, Inc.
	7.75%, 5/15/13	1,894,375
1,710,000	Standard Pacific Corp.
	9.25%, 4/15/12	1,975,050

		3,869,425

	Diversified—1.1%
2,500,000	Petro Stopping Centers, LP
	9.00%, 2/15/12	2,662,500

	Food - Retail—1.8%
2,250,000	Denny’s Corp. / Holdings, Inc.
	10.00%, 10/01/12 (a)	2,269,687
1,700,000	Ingles Markets, Inc.
	8.875%, 12/01/11	1,840,250

		4,109,937

	Total Corporate Bonds
	(cost $10,558,304)	10,641,862

See previously submitted Notes to Financial Statements for the semi-annual period ending June 30, 2004.

ING Clarion Real Estate Income Fund
Portfolio of Investments (continued)

		Market
Shares		Value
	Convertible Preferred Stock—0.4%
	Real Estate Investment Trusts (“REIT”)—0.4%
	Diversified—0.4%
50,000	Crescent Real Estate, Series A
	(cost $1,099,000)	$1,060,500

	Total Investments—144.9%
	(cost $315,432,248)	344,433,479
	Liabilities in Excess of Other Assets—(0.7%)	(1,670,940)
	Preferred Shares, at redemption value—(44.2%)	(105,000,000)

	Net Assets Applicable to
	Common Shares—100.0% (c)	$237,762,539

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $29,025,202 or 12.2% of net assets.

(b)	Interest-only security. Rate shown is effective yield.

(c)	Portfolio percentages are calculated based on net assets applicable to Common Shares.

See previously submitted Notes to Financial Statements for the semi-annual period ending June 30, 2004.

Interest Rate Swaps

		Notional
	Termination	Amount	Fixed	Floating	Unrealized
Counterparty	Date	(000)	Rate	Rate	Depreciation
Citigroup	04/30/2007	$42,000	3.30%	3 Month LIBOR	$(208,369)
Citigroup	04/30/2009	42,000	4.08%	3 Month LIBOR	(854,744)

					$(1,063,113)

Item 2. Controls and Procedures.

(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits

Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ING Clarion Real Estate Income Fund

By:	/s/ T. Ritson Ferguson

T. Ritson Ferguson
President and Chief Executive Officer

Date: October 25, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ T. Ritson Ferguson

T. Ritson Ferguson
President and Chief Executive Officer

Date: October 25, 2004

By:	/s/ Peter Zappulla

Peter Zappulla
Treasurer and Chief Financial Officer

Date: October 25, 2004